1. Corporate Information and Plan of Business Operations (Details Narrative) - USD ($)	Dec. 31, 2017	Nov. 10, 2017	Dec. 31, 2016	Dec. 31, 2015	Jul. 07, 2015	Dec. 31, 2014	Dec. 18, 2014	Sep. 30, 2013
Statement Line Items [Line Items]
Aggregate shares transferred								1,719,317
Share price, per share								$ 10.96
Fair value of consideration transferred								$ 18,843,714
Number of shares outstanding	1,903,723		1,954,651	1,954,651
Treasury Shares [Member]
Statement Line Items [Line Items]
Number of shares outstanding	139,628		85,800	85,800		0
Ordinary shares [Member]
Statement Line Items [Line Items]
Number of shares outstanding								3,635,344
Subsidiaries [Member]
Statement Line Items [Line Items]
Percentage of interest acquired								100.00%
Subsidiaries [Member] | Purchase Agreement [Member]
Statement Line Items [Line Items]
Number of shares exchanged in discontinued operations							497,308
Subsidiaries [Member] | Ordinary shares [Member] | Purchase Agreement [Member]
Statement Line Items [Line Items]
Number of shares outstanding							2,682,413
Nova S.r.l. (Nova) [Member]
Statement Line Items [Line Items]
Percentage of interest acquired								100.00%
Nova S.r.l. (Nova) [Member] | Ordinary shares [Member] | Option Agreement [Member]
Statement Line Items [Line Items]
Exercise of options returned								50,000
Delfin S.r.l. (Delfin) [Member]
Statement Line Items [Line Items]
Percentage of interest acquired								100.00%
SIM S.r.l. (SIM) [Member]
Statement Line Items [Line Items]
Percentage of interest acquired								100.00%
SIM S.r.l. (SIM) [Member] | Purchase Agreement [Member]
Statement Line Items [Line Items]
Number of shares exchanged in discontinued operations					220,000
Number of shares cancelled in discontinued operations					134,200
SIM S.r.l. (SIM) [Member] | Purchase Agreement [Member] | Treasury Shares [Member]
Statement Line Items [Line Items]
Number of shares outstanding					85,800
SIM S.r.l. (SIM) [Member] | Ordinary shares [Member] | Purchase Agreement [Member]
Statement Line Items [Line Items]
Number of shares outstanding					2,294,332
Dieci Real Estate S.r.l. (Dieci) [Member]
Statement Line Items [Line Items]
Percentage of interest acquired								100.00%
Ellegi S.r.l. (Ellegi) [Member]
Statement Line Items [Line Items]
Percentage of interest acquired								100.00%
G.S.I. S.r.l. (GSI) [Member]
Statement Line Items [Line Items]
Percentage of interest acquired								100.00%
Magfin S.r.l. (Magfin) [Member]
Statement Line Items [Line Items]
Percentage of interest acquired								100.00%
Imperatrice S.r.l. (Imperatrice) [Member]
Statement Line Items [Line Items]
Percentage of interest acquired				100.00%
Nova [Member] | Purchase Agreement [Member]
Statement Line Items [Line Items]
Number of shares exchanged in discontinued operations		53,828